Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,041,562.5
Total Fee Amount	90.62
Total Offset Amount	0.00
Net Fee	$ 90.62
Offset Table N/A	N/A